UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

ITEM 1.          SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

February 28, 2005

(Unaudited)

Table of Contents

Schedule of Investments

Dimensional Emerging Markets Value Fund Inc.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

SOUTH AFRICA — (12.4%)
COMMON STOCKS — (12.4%)
	ABSA Group, Ltd.	1,130,544	$15,411,266
	Advtech, Ltd.	620,958	136,305
	Aeci, Ltd.	269,123	1,984,530
	Afgri, Ltd.	914,345	752,644
	African Life Assurance Co., Ltd.	418,109	1,577,432
*	Afrikander Lease, Ltd.	246,760	207,352
	AG Industries, Ltd.	356,487	195,628
	Allied Electronics Corp., Ltd.	343,114	914,971
	Anglo American PLC	234,915	5,861,545
*	Anglovaal Mining, Ltd.	557,530	2,992,615
	Argent Industrial, Ltd.	119,621	233,857
*	AST Group, Ltd.	195,883	15,452
	Aveng, Ltd.	824,377	1,696,467
	Barloworld, Ltd.	520,319	9,458,317
*	Bell Equipment, Ltd.	188,200	204,942
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	15,540
*	Business Connexion Group, Ltd.	465,381	355,146
	Bytes Technology Group, Ltd.	314,654	410,096
	Capital Alliance Holdings, Ltd.	394,918	1,223,103
	Capitec Bank Holdings, Ltd.	148,874	380,403
	Caxton & CTP Publishers & Printers, Ltd.	1,227,717	2,526,492
	Corpcapital, Ltd.	579,166	20,857
*	Datatec, Ltd.	288,099	473,804
	Delta Electrical Industries, Ltd.	124,750	759,464
*	Dimension Data Holdings PLC	1,342,376	943,836
	Distell Group, Ltd.	545,688	2,348,856
	Dorbyl, Ltd.	67,373	352,390
	Ellerine Holdings, Ltd.	218,884	2,064,125
	Enviroserv Holdings, Ltd.	259,484	164,646
	Gold Reef Casino Resorts, Ltd.	344,218	796,903
	Grintek, Ltd.	210,786	65,789
	Group Five, Ltd.	158,397	400,933
	Harmony Gold Mining Co., Ltd.	981,200	8,413,290
	Highveld Steel & Vanadilum Corp., Ltd.	262,534	2,311,425
	Hudaco Industries, Ltd.	64,681	399,317
	Iliad Africa, Ltd.	76,658	134,090
	Illovo Sugar, Ltd.	698,306	1,023,883
	Imperial Holdings, Ltd.	354,239	6,439,328
	Investec, Ltd.	121,362	3,579,724
	Iscor, Ltd.	1,571,171	17,271,093
*	JCI, Ltd.	4,289,448	213,323
	Johnic Communications, Ltd.	273,017	1,755,736
	Kersaf Investments, Ltd.	151,284	1,751,197

	Liberty Group, Ltd.	1,019,246	11,396,328
	M Cubed Holdings, Ltd.	1,367,759	84,440
	Medi-Clinic Corp., Ltd.	957,763	2,439,062
	Metair Investment, Ltd.	14,620	501,436
*	Metorex, Ltd.	328,332	180,178
*	Metoz Holdings, Ltd.	2,159,090	999,707
	Metropolitan Holdings, Ltd.	1,470,926	2,850,412
	Murray & Roberts Holdings, Ltd.	690,667	1,806,246
	Mvelaphanda Group, Ltd.	533,601	558,194
	Nampak, Ltd.	1,538,234	4,247,043
	Nedcor, Ltd.	1,209,316	16,594,978
	New Clicks Holdings, Ltd.	1,016,221	1,446,454
	Northam Platinum, Ltd.	565,335	872,543
	Nu-World Holdings	43,045	228,835
	Oceana Group	276,431	649,450
	Old Mutual PLC	8,437,086	22,831,677
	Omnia Holdings, Ltd.	63,382	510,860
*	Palabora Mining Co., Ltd.	69,265	380,104
	Peregrine Holdings, Ltd.	427,469	249,242
*	Prism Holdings, Ltd.	458,100	33,781
	PSG Group, Ltd.	222,582	267,194
	Rainbow Chicken, Ltd.	720,394	827,720
*	Randgold & Exploration Co., Ltd.	153,471	342,143
	Redefine Income Fund, Ltd.	83,325	47,584
*	Relyant Retail, Ltd.	944,541	388,750
	Sanlam, Ltd.	6,336,985	14,507,824
	Santam, Ltd.	297,834	4,009,427
	Sappi, Ltd.	572,746	7,712,243
	Steinhoff International Holdings, Ltd.	3,125,536	7,305,647
	Tiger Wheels, Ltd.	116,729	580,517
	Tongaat-Hulett Group, Ltd.	392,522	4,040,158
	Trans Hex Group, Ltd.	222,929	680,495
*	Trencor, Ltd.	485,806	1,364,631
	UCS Group, Ltd.	376,067	83,839
	Unitrans Ltd	165,695	937,695
	Value Group, Ltd.	311,313	101,435
*	Western Areas, Ltd.	84,722	435,869
TOTAL COMMON STOCKS (Cost $149,170,041)			210,732,253

INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		15,135
(Cost $14,287)
TOTAL — SOUTH AFRICA (Cost $149,184,328)			210,747,388

SOUTH KOREA — (12.0%)
COMMON STOCKS — (12.0%)
*	Aekyung Petrochemical Co., Ltd.	10,140	183,721
*	Anam Semiconductor, Inc.	440,789	1,430,535
	Asia Cement Manufacturing Co., Ltd.	9,438	316,166

	AUK Corp.	24,000	104,171
	Baiksan Co., Ltd.	41,550	47,982
	Boo Kook Securities Co., Ltd.	17,385	128,938
	BYC Co., Ltd.	810	46,770
*	Byuck San Corp.	2,132	33,216
*	Byuck San Engineering and Construction Co., Ltd.	87,860	387,476
*	Capro Corp.	16,830	76,569
	Cheil Industrial, Inc.	80,314	1,431,180
*	Cho Kwang Leather Co., Ltd.	4,860	18,385
	Choil Aluminium Mfg. Co., Ltd.	5,770	36,763
	Chon Bang Co., Ltd.	2,520	82,537
*	Chong Kun Dang Pharmaceutical Corp.	11,299	151,853
	Choongwae Pharmaceutical Corp.	9,816	262,867
	Chosun Refractories Co., Ltd.	7,370	223,778
*	CKD Bio Corp.	3,109	20,427
*	D.I Corp.	65,430	188,897
	Dae Chang Industrial Co.	6,170	33,783
	Dae Dong Industrial Co., Ltd.	3,930	29,147
*	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	77,455
	Dae Sang Corp.	82,740	455,502
	Dae Won Kang Up Co., Ltd.	13,100	206,053
*	Dae Young Packaging Co., Ltd.	356,210	47,873
	Daeduck Industries Co., Ltd.	28,400	330,791
	Daegu Bank Co., Ltd.	193,922	1,455,622
	Daehan Flour Mills Co., Ltd.	2,525	266,451
	Daehan Synthetic Fiber Co., Ltd.	2,000	72,076
	Daelim Industrial Co., Ltd.	66,570	4,175,122
	Daelim Trading Co., Ltd.	27,140	170,486
	Daesung Industrial Co., Ltd.	7,690	208,231
	Daewoo Engineering & Construction Co., Ltd.	819,780	6,153,451
*	Daewoo International Corp.	64,190	763,634
*	Daewoo Motor Sales Corp.	61,560	643,484
*	Daewoo Securities Co., Ltd.	471,530	3,332,865
	Daewoong Co., Ltd.	12,340	125,304
	Dahaam E-Tec Co., Ltd.	5,985	79,244
	Daishin Securities Co., Ltd.	103,481	1,802,805
	Daiyang Metal Co., Ltd.	40,000	92,583
*	Daou Technology, Inc.	60,000	123,345
*	DC Chemical Co., Ltd.	38,990	733,610
*	Dong Ah Tire Industrial Co., Ltd.	43,904	258,751
	Dong Bu Insurance Co., Ltd.	132,650	1,230,760
*	Dong Hai Pulp Co., Ltd.	14,310	38,606
*	Dong IL Rubber Belt Co., Ltd.	7,744	17,269
	Dong Wha Pharmaceutical Industries Co.	5,167	65,841
*	Dong Won Co., Ltd.	5,520	83,803
*	Dong Yang Department Store Co., Ltd.	9,000	65,406
*	Dong-A Pharmaceutical Co., Ltd.	20,320	679,720
*	Dongbu Corp.	46,410	554,425
	Dongbu Hannong Chemical Co., Ltd.	14,890	324,630
	Dongbu Securities Co., Ltd.	22,040	102,466
	Dongbu Steel Co., Ltd.	46,108	771,144
	Dong-Il Corp.	4,205	140,236
*	Dongkook Industries Co., Ltd.	1,620	7,064
	Dongkuk Steel Mill Co., Ltd.	155,862	3,956,676

*	Dongsu Industrial Co., Ltd.	15,408	177,932
	Dongsung Chemical Industries	3,770	29,387
	Dongwon F&B Co., Ltd.	6,666	411,441
	Dongwon Financial Holding Co., Ltd.	116,926	1,786,774
	Dongwon Industries Co., Ltd.	1,876	31,189
*	Dongyang Express & Construction Corp.	5,250	147,387
	Dongyang Mechatronics Corp.	20,680	92,643
*	Doosan Corp.	41,820	530,816
	Doosan Heavy Industries & Construction Co., Ltd.	362,030	4,613,224
*	Doosan Industrial Development Co., Ltd.	149,310	826,445
	DPI Co., Ltd.	33,340	191,842
*	Duck Yang Industry Co., Ltd.	4,000	45,197
*	Enex Co., Ltd.	5,960	44,203
	F&F Co., Ltd.	23,100	43,808
*	First Fire & Marine Insurance Co., Ltd.	40,160	81,959
*	Firstech Co., Ltd.	28,190	47,708
	Fursys, Inc.	24,120	397,398
	Global & Yuasa Battery Co., Ltd.	11,600	25,406
	Green Cross Corp.	10,540	349,410
	Gwangju Shinsegae Co., Ltd.	1,590	93,390
	Halla Engineering & Construction Corp.	7,450	107,541
	Han Kuk Carbon Co., Ltd.	25,070	66,637
	Han Wha Corp.	146,740	2,731,745
	Han Yang Securities Co., Ltd.	24,940	113,962
	Hana Securities Co., Ltd.	40,790	452,771
	Handok Pharmaceuticals Co., Ltd.	18,150	225,859
	Handsome Corp.	35,380	383,914
*	Hanil Cement Manufacturing Co., Ltd.	15,883	988,240
	Hanil E-wha Co., Ltd.	79,730	125,806
	Hanil Iron & Steel Co., Ltd.	1,815	36,137
	Hanjin Heavy Industry Co., Ltd.	145,790	1,959,348
	Hanjin Transportation Co., Ltd.	23,460	358,498
*	Hankook Core Co., Ltd.	7,001	592
	Hankook Cosmetics Co., Ltd.	30,000	44,798
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,678,606
	Hankuk Electric Glass Co., Ltd.	20,520	1,127,630
*	Hankuk Glass Industries, Inc.	22,200	1,880,757
	Hankuk Paper Manufacturing Co., Ltd.	9,800	340,488
*	Hanmi Capital Co., Ltd.	28,690	199,359
	Hansae Co., Ltd.	3,260	41,866
*	Hansol Chemical Co., Ltd.	12,467	73,970
*	Hansol CSN Co., Ltd.	103,640	171,272
	Hansol Paper Co., Ltd.	92,914	1,040,600
*	Hansol Telecom Co., Ltd.	2,189	11,332
	Hanssem Co., Ltd.	12,390	95,346
	Hanwha Chemical Corp.	235,430	3,152,348
	Hanwha Securities Co., Ltd.	62,690	335,137
	Heesung Cable, Ltd.	3,660	46,456
	Histeel Co., Ltd	1,188	27,911
	Hotel Shilla, Ltd.	76,920	543,685
	HS R&A Co., Ltd.	4,980	40,653
	Huchems Fine Chemical Corp.	45,340	205,824
*	Huneed Technologoes Co., Ltd.	90,030	32,714
	Husteel Co., Ltd.	10,370	160,015

	Hwa Sung Industrial Co.	26,510	176,821
*	Hwashin Co., Ltd.	42,000	60,000
	Hyosung T & C Co., Ltd.	61,987	808,392
	Hyundai Cement Co., Ltd.	15,435	431,780
*	Hyundai Corp.	6,015	33,473
	Hyundai Department Store Co., Ltd.	37,908	1,792,563
	Hyundai Department Store H & S Co., Ltd.	8,362	234,752
	Hyundai Development Co.	160,560	2,853,157
	Hyundai Elevator Co., Ltd.	9,180	440,494
	Hyundai Heavy Industries Co., Ltd.	168,030	8,397,318
	Hyundai Hysco	170,820	2,848,417
	Hyundai Marine & Fire Insurance Co., Ltd.	127,340	684,556
*	Hyundai Merchant Marine Co., Ltd.	193,270	3,578,718
	Hyundai Mipo Dockyard Co., Ltd.	15,693	826,441
	Hyundai Motor Co., Ltd.	369,320	21,287,833
	Hyundai Pharmaceutical Ind Co., Ltd.	4,200	68,571
*	Hyundai Securities Co., Ltd.	249,730	1,889,445
	Il Dong Pharmaceutical Co., Ltd.	5,840	115,986
*	Il Jin Diamond Co., Ltd.	5,361	79,521
	Il Sung Pharmaceutical Co., Ltd.	3,990	99,105
	Il Yang Pharmaceutical Co., Ltd.	6,107	38,119
*	Iljin Diamond Co., Ltd.	9,368	129,632
*	IlJin Electric, Ltd.	26,530	66,820
	IlShin Spinning Co., Ltd.	3,600	143,713
	INI Steel Co., Ltd.	235,930	4,709,205
	ISU Chemical Co., Ltd.	14,350	171,429
	Je Il Pharmaceutical Co.	2,220	94,922
	Jeonbuk Bank, Ltd.	54,559	252,563
*	Jinro, Ltd.	407	18,233
	Joongang Constuction Co., Ltd.	9,880	134,750
*	KDB Capital Corp.	10,222	42,486
*	Keang Nam Enterprises Co., Ltd.	7,902	79,846
	KEC Corp.	10,630	224,346
	Keyang Electric Machinery Co., Ltd.	71,760	102,871
*	KG Chemical Corp.	11,123	78,177
	Kia Motors Corp.	697,820	9,864,653
	Kodenshi Korea Corp.	38,000	94,007
	Kolon Chemical Co., Ltd.	20,220	163,250
*	Kolon Engineering & Construction Co., Ltd.	37,850	244,923
*	Kolon Industries, Inc.	32,379	273,022
*	Kolon International	1,905	10,582
*	Kolon International Corp.	11,960	73,582
	Korea Cast Iron Pipe Co., Ltd.	44,688	186,849
*	Korea Circuit Co.	31,660	208,020
	Korea Development Co., Ltd.	23,520	503,415
*	Korea Development Leasing Corp.	6,348	197,802
	Korea Fine Chemical Co., Ltd.	7,000	83,624
	Korea Flange Co., Ltd.	10,290	162,878
	Korea Iron & Steel Co., Ltd.	25,230	728,392
	Korea Iron & Steel Works Co., Ltd.	21,294	487,568
	Korea Kolmar Co., Ltd.	35,185	215,418
*	Korea Komho Petrochemical	61,750	1,260,204
	Korea Mutual Savings Bank	14,910	104,199
	Korea Petrochemical Industry Co., Ltd.	12,300	423,673

	Korea Polyol Co., Ltd.	10,556	331,550
	Korea Reinsurance Co., Ltd.	111,460	610,284
	Korea Zinc Co., Ltd.	46,920	1,833,360
	Korean Air Co., Ltd.	186,478	3,824,238
	Korean Air Terminal Service Co., Ltd.	3,490	64,102
*	KP Chemical Corp.	201,976	1,284,845
*	KTB Network, Ltd.	135,720	502,617
	Kukdo Chemical Co., Ltd.	8,710	123,995
	Kukdong City Gas Co., Ltd.	12,780	263,361
	Kumgang Korea Chemical Co., Ltd.	25,170	3,883,873
*	Kumho Industrial Co., Ltd.	89,380	1,379,184
*	Kunsul Chemical Industrial Co. Ltd	12,700	140,971
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	308,195
	Kyeryong Construction Industrial Co., Ltd.	17,500	358,885
	Kyobo Securities Co., Ltd.	76,680	351,911
	Kyong Dong Boiler Co., Ltd.	3,450	56,155
*	Kyungbang Co., Ltd.	1,856	100,699
	LG Cable, Ltd.	72,780	1,728,027
	LG Chemical Investment, Ltd.	109,390	3,049,199
	LG Engineering & Construction Corp.	104,882	2,928,761
	LG International Corp.	117,374	1,256,118
*	LG Investment & Securities Co., Ltd.	200,240	2,352,247
	Lotte Confectionary Co., Ltd.	1,170	838,626
	Lotte Sam Kang Co., Ltd.	2,460	296,327
	Meritz Securities Co., Ltd.	73,900	329,957
*	Midopa Co., Ltd.	88,950	575,585
	Motonic Corp.	640	11,468
	Namhae Chemical Corp.	105,810	310,214
	Namyang Dairy Products Co., Ltd.	1,320	533,519
	Nong Shim Holdings Co., Ltd.	1,750	124,390
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	325,490
	Ottogi Corp.	7,320	531,966
	Pacific Industries, Inc.	12,240	162,063
*	Pantech Co., Ltd.	19,630	102,205
	PaperCorea, Inc.	19,552	64,914
*	Partsnic Co., Ltd.	11,310	26,459
	Pohang Coated Steel Co., Ltd.	12,780	318,069
	Poong Lim Industrial Co., Ltd.	32,280	138,343
*	Poong San Corp.	66,220	985,554
*	Pum Yang Construction Co., Ltd.	14,667	116,523
	Pusan Bank	200,400	1,629,933
	Pusan City Gas Co., Ltd.	21,560	391,707
	Pyung Hwa Industrial Co., Ltd.	45,370	208,670
*	Regent Securities Co., Ltd.	108,437	138,178
*	Rocket Electric Co., Ltd.	3,460	6,166
*	Saehan Industries, Inc.	95,610	202,261
*	Saehan Media Corp.	31,250	57,087
	Sam Jin Pharmaceutical Co., Ltd.	2,650	98,402
	Sam Yung Trading Co., Ltd.	13,840	31,689
*	Sambu Construction Co., Ltd.	11,398	217,871
	Samhwa Crown and Closure Co., Ltd.	3,100	39,965
	Samhwa Paints Industrial Co., Ltd.	33,600	105,868
*	Samlip Industrial Co., Ltd.	15,670	112,319
*	Samsung Climate Control Co., Ltd.	11,990	80,570

	Samsung Corp.	331,070	5,273,390
	Samsung Engineering Co., Ltd.	84,110	745,225
	Samsung Fine Chemicals	57,050	1,090,453
	Samsung Heavy Industries Co., Ltd.	491,740	3,965,250
	Samsung Securities Co., Ltd.	103,330	2,998,576
	Samsung Techwin Co., Ltd.	96,690	933,691
	Samwhan Corp. Co., Ltd.	17,730	179,153
	Samyang Corp.	22,135	859,398
	Samyang Genex Co., Ltd.	5,490	229,547
	Samyang Tongsang Co., Ltd.	2,820	45,900
*	Samyoung Chemical Co., Ltd.	2,820	26,530
	Samyoung Corp.	6,130	101,607
	Samyoung Electronics Co., Ltd.	39,200	305,171
	Seah Holdings Corp.	4,619	200,026
	Seah Steel Corp.	6,245	207,649
*	Segye Corp.	20,530	38,117
	Sejong Industrial Co., Ltd.	44,050	198,214
	Sejong Securities Co., Ltd.	54,071	278,833
	Sempio Foods Co.	3,610	35,040
*	Seoul Securities Co., Ltd.	109,220	451,232
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	98,369
	Shin Heung Securities Co., Ltd.	9,130	39,174
	Shin Young Securities Co., Ltd.	18,390	334,114
	Shin Young Wacoal, Inc.	273	13,317
	Shinhan Financial Group Co., Ltd.	46,326	1,372,024
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	166,307
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	285,664
*	Shinpoong Pharmaceutical Co., Ltd.	4,540	56,044
	Shinsegae Engineering & Construction Co., Ltd.	3,980	87,168
*	Shinsung Tongsang Co., Ltd.	21,550	41,298
	Sindo Ricoh Co., Ltd.	15,060	946,029
	SK Chemicals Co., Ltd.	37,810	496,856
	SK Gas Co., Ltd.	18,370	517,542
*	SKC Co., Ltd.	57,310	551,134
	Song Woun Industries	24,310	52,879
*	Ssang Bang Wool Co., Ltd.	52,870	173,689
*	Ssangyong Cement Industry Co., Ltd.	587,792	778,261
*	Ssangyong Fire & Marine Insurance Co.	13,190	51,145
*	Ssangyong Motor Co.	225,280	1,711,186
*	STX Corp.	24,376	380,989
*	STX Engine	8,711	87,587
	Sung Chang Enterprise Co., Ltd.	9,000	304,629
	Sung Shin Cement Co., Ltd.	40,070	837,700
*	Sungwon Corp.	20,600	43,476
	Sunjin Co., Ltd.	4,240	121,143
*	Sunkyong Securities Co., Ltd.	384,280	336,651
	Tae Kwang Industrial Co., Ltd.	2,621	1,422,046
	Tae Kyung Industrial Co., Ltd.	63,000	198,188
	Tae Young Corp.	16,270	644,645
	Taegu Department Store Co., Ltd.	19,941	170,724
	Tai Han Electric Wire Co., Ltd.	84,107	1,071,747
	Tai Lim Packaging Industries Co., Ltd.	4,380	18,880
*	The Will-Bes & Co., Ltd.	10,640	34,690
*	Tong Kook Corp.	607	944

*	Tong Yang Investment Bank	166,420	886,358
*	Tong Yang Major Corp.	24,960	143,622
	Tong Yang Moolsan Co., Ltd.	4,560	17,250
	Tongil Heavy Industries Co., Ltd.	160,770	149,647
	TS Corp.	3,881	76,306
	Union Steel Manufacturing Co., Ltd.	21,297	1,081,281
	Wiscom Co., Ltd.	22,000	91,220
*	Woongjin.Com Co., Ltd.	78,940	411,007
	Yoo Sung Enterprise Co., Ltd.	3,780	98,969
	Youlchon Chemical Co., Ltd.	47,300	560,348
*	Young Poong Mining & Construction Corp.	18,030	987
	Youngbo Chemical Co., Ltd.	33,000	76,874
	Youngone Corp.	108,650	389,388
	Youngpoong Corp.	2,710	243,077
	Yuhan Corp.	5,435	543,771
	Yuhwa Securities Co., Ltd.	17,000	165,515
*	Zinus, Inc.	9,330	28,561

TOTAL — SOUTH KOREA (Cost $102,808,649)			204,316,194

MEXICO — (11.9%)
COMMON STOCKS — (11.9%)
	Alfa S.A. de C.V. Series A	5,405,364	30,432,592
	Cementos de Mexico S.A. de C.V. Series B	785,300	6,281,070
*	Cintra S.A. de C.V.	85,000	63,935
*	Consorcio Hogar S.A. de C.V. Series B	540,200	199,514
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	8,624,770
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	4,351,963
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,414,805	4,071,941
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	631
	Corporativo Fragua S.A. de C.V. Series B	70	248
*	Desc S.A. de C.V. Series B	8,736,833	2,557,828
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	38,293
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	621,614
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,297
*	Empresas ICA Sociedad Controladora S.A. de C.V.	19,372,200	8,079,675
	Empresas la Moderna S.A. de C.V. Series A	3,457,285	314,551
	Fomento Economico Mexicano Series B & D	488,000	2,932,106
	Gruma S.A. de C.V. Series B	2,981,950	7,279,535
	Grupo Carso S.A. de C.V. Series A-1	3,548,624	19,144,688
	Grupo Cementos de Chihuahua, S.A. de C.V.	2,656,660	5,743,561
	Grupo Continental S.A. de C.V.	1,052,000	1,904,784
	Grupo Corvi S.A. de C.V. Series L	284,000	66,516
	Grupo Financiero del Norte S.A. Series C	650,000	4,496,266
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	27
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	27,353
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,095,305	12,546,299
*	Grupo Gigante S.A. de C.V. Series B	324,076	258,943
*	Grupo Herdez S.A. de C.V.	319,000	153,737
	Grupo Industrial Maseca S.A. de C.V. Series B	2,751,700	1,611,196

	Grupo Industrial Saltillo S.A. de C.V.	1,060,300	1,995,745
*	Grupo Iusacell S.A. de C.V.	143,500	284,386
*	Grupo Nutrisa S.A. de C.V.	428	166
	Grupo Posadas S.A. de C.V. Series L	356,000	243,724
*	Grupo Qumma S.A. de C.V. Series B	5,301	86
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Hylsamex S.A. de C.V. Series B	1,026,960	3,532,947
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	371,800	929,408
	Industrias Penoles S.A. de C.V.	1,277,400	6,955,962
*	Industrias S.A. de C.V. Series B	2,080,952	5,063,148
*	Jugos del Valle S.A. de C.V. Series B	196,600	302,840
*	Nueva Grupo Mexico S.A. de C.V. Series B	6,598,308	38,278,282
	Organizacion Soriana S.A. de C.V. Series B	4,883,100	20,225,468
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	904
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,587
*	US Commercial Corp. S.A. de C.V.	271,000	100,089
	Vitro S.A. de C.V.	2,699,100	2,696,401
TOTAL COMMON STOCKS (Cost $132,249,619)			202,422,076

INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		6,037
(Cost $6,375)
TOTAL — MEXICO (Cost $132,255,994)			202,428,113

TAIWAN — (11.3%)
COMMON STOCKS — (11.0%)
*	A.G.V. Products Corp.	327,000	77,331
	Ability Enterprise Co., Ltd.	271,000	151,718
	Abit Computer Co., Ltd.	835,498	61,829
*	Abocom Systems, Inc.	105,000	27,027
*	Accton Technology Corp.	855,000	407,143
	Acer, Inc.	1,544,235	2,509,133
*	Allis Electric Co., Ltd.	86,320	19,719
	Altek Corp.	36,000	39,498
*	Ambassador Hotel	522,000	335,907
	Amtran Technology Co., Ltd.	532,324	296,306
*	Apex Science & Engineering Corp.	103,000	16,338
*	Arima Computer Corp.	1,851,000	541,959
	Asia Cement Corp.	5,419,115	3,801,052
	Asia Chemical Corp.	357,000	100,507
	Asia Polymer Corp.	272,160	154,119
*	Askey Computer Co., Ltd.	723,917	433,232
	Audix Co., Ltd.	56,000	49,910
*	Aurora Corp.	344,650	201,822
	Aurora Systems Corp.	157,000	73,752
	Avision, Inc.	147,000	81,824
	Bank of Kaohsiung Co., Ltd.	966,622	737,096
*	Behavior Tech Computer Corp.	544,000	121,647

*	Bes Engineering Corp.	2,010,089	394,516
*	Carnival Industrial Corp.	336,000	67,568
	Cathay Chemical Works, Inc.	131,000	47,207
	Cathay Real Estate Development Co., Ltd.	1,914,421	1,139,536
*	Central Insurance Co., Ltd.	336,020	132,981
	Central Reinsurance Co., Ltd.	354,550	154,003
*	Chang Hwa Commercial Bank	10,034,459	6,941,469
*	Chang-Ho Fibre Corp.	50,000	21,396
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	21,158
	Cheng Loong Corp.	1,798,480	711,754
*	Chia Her Industrial Co., Ltd.	699,000	71,070
*	Chia Hsin Cement Corp.	1,216,000	557,529
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	95,651
	Chia-I Industrial Co., Ltd.	474,000	169,286
*	Chien Tai Cement Co., Ltd.	282,238	6,811
	China Airlines	7,362,939	4,430,082
	China Chemical & Pharmaceutical Co.	300,240	133,311
*	China Development Financial Holdong Co., Inc.	13,731,000	6,074,686
	China Electric Manufacturing Co., Ltd.	306,000	93,041
*	China General Plastics Corp.	314,000	152,555
*	China Glaze Co., Ltd.	54,000	13,639
*	China Life Insurance Co., Ltd.	698,763	454,151
*	China Man-Made Fiber Co., Ltd.	952,020	511,542
	China Motor Co., Ltd.	2,255,000	2,923,954
*	China Petrochemical Development Corp.	2,716,000	703,468
*	China Rebar Co., Ltd.	1,009,328	116,586
	China Steel Structure Co., Ltd.	173,873	93,426
*	China Synthetic Rubber Corp.	497,948	189,855
*	China United Trust & Investment Corp.	534,289	82,688
*	China Wire & Cable Co., Ltd.	379,000	68,288
	Chinatrust Financial Holdings Co., Ltd.	241,686	288,499
	Chin-Poon Industrial Co., Ltd.	397,716	259,769
*	Chun Yu Works & Co., Ltd.	230,000	84,733
	Chun Yuan Steel Industrial Co., Ltd.	756,050	535,171
	Chung Hsin Electric & Machinery Co., Ltd.	646,000	313,855
	Chung Hwa Pulp Corp.	848,419	420,388
*	Chung Shing Textile Co., Ltd.	228,600	4,634
*	Chungwa Picture Tubes Co., Ltd.	8,188,000	3,622,426
	Clevo Co.	676,848	248,265
	CMC Magnetics Corp.	6,417,000	2,993,774
	Collins Co., Ltd.	328,758	115,827
	Compal Electronics, Inc.	282,000	271,293
*	Compeq Manufacturing Co., Ltd.	1,514,000	470,080
*	Compex International Co. Ltd.	46,400	3,986
	Continental Engineering Corp.	1,840,965	941,806
*	Cosmos Bank Taiwan	3,625,000	1,702,864
	CTB Financial Holding Co., Ltd.	13,856,000	9,362,162
	CTCI Corp.	1,049,154	600,867
	Cyntec Co., Ltd.	33,600	20,216
*	Da-Cin Construction Co., Ltd.	229,000	75,154
*	Delpha Construction Co., Ltd.	228,044	34,632
	Der Pao Construction Co., Ltd.	483,000	142,196
	DFI, Inc.	64,000	33,771
	Edom Technology Co., Ltd.	68,000	50,541

	Elan Microelectronincs Corp.	45,000	28,089
*	Elite Material Co., Ltd.	93,000	25,434
	Elitegroup Computer Systems Co., Ltd.	1,384,250	908,581
*	Enlight Corp.	250,000	71,992
*	Entie Commercial Bank	3,763,474	1,356,207
*	ET Internet Technology Corp.	354,676	182,587
	Eten Information Systems, Ltd.	134,000	86,660
	Eternal Chemical Co., Ltd.	1,075,000	750,563
*	Eva Airways Corp.	7,899,071	4,193,522
*	Ever Fortune Industrial Co., Ltd.	409,000	4,343
*	Everest Textile Co., Ltd.	432,177	112,633
	Evergreen International Storage & Transport Corp.	2,303,000	1,059,617
	Evergreen Marine Corp., Ltd.	2,170,457	2,241,688
	Everlight Chemical Industrial Corp.	306,950	112,588
*	Everspring Industry Co., Ltd.	206,000	49,379
	Far East Department Stores, Ltd.	2,278,000	1,275,328
	Far East Textile, Ltd.	8,682,613	6,537,102
	Far Eastern International Bank	825,000	512,307
	Federal Corp.	353,000	231,699
*	FIC Global, Inc.	640,080	105,032
	First Copper Technology Co., Ltd.	322,750	141,229
*	First Financial Holding Co., Ltd.	3,071,000	2,657,976
	First Hotel	130,380	76,349
	Formosa Taffeta Co., Ltd.	4,052,706	2,099,375
*	Formosan Rubber Group, Inc.	445,000	219,064
	Formosan Union Chemical Corp.	195,247	67,846
	Fortune Electric Co., Ltd.	191,000	54,694
*	Fu I Industrial Co., Ltd.	264,000	62,857
	Fuh-Hwa Financial Holding Co., Ltd.	5,584,953	3,162,650
	Fwuson Industry Co., Ltd.	302,000	58,301
*	G.T.M. Corp.	133,000	47,500
*	Giga Storage Corp.	209,898	71,249
	Giga-Byte Technology Co., Ltd.	1,151,750	1,245,135
*	Gold Circuit Electronics, Ltd.	600,140	269,368
*	Goldsun Development & Construction Co., Ltd.	1,691,000	508,715
*	Grand Pacific Petrochemical Corp.	347,000	144,025
	Great China Metal Industry Co., Ltd.	373,000	244,826
	Great Wall Enterprise Co., Ltd.	376,980	104,312
*	Helix Co., Ltd	158,211	34,361
	Hey Song Corp.	594,000	196,853
	Ho Tung Holding Corp.	781,628	225,083
*	Hocheng Corp.	364,000	116,532
	Hong Ho Precision Textile Co., Ltd.	93,889	14,712
	Hong Tai Electric Industrial Co., Ltd.	282,000	87,104
*	Hsinchu International Bank	1,615,834	1,122,973
	Hsing Ta Cement Co., Ltd.	376,980	129,178
	Hua Eng Wire & Cable Co., Ltd.	702,035	182,963
	Hua Nan Financial Holding Co., Ltd.	80,774	69,651
*	Hualon Corp.	257,040	8,932
*	Hung Ching Development & Construction Co., Ltd.	528,000	71,521
	Hung Poo Construction Corp.	430,000	329,279
*	Hung Sheng Construction Co., Ltd.	865,000	417,471
	International Bank of Taipei	2,686,734	2,022,831
	Inventec Corp.	4,380,550	2,255,109

*	Jean Co., Ltd.	154,000	43,108
	Jui Li Enterprise Co., Ltd.	195,000	58,977
	Jung Shing Wire Co., Ltd.	123,000	45,709
	Kang Na Hsiung Co., Ltd.	74,271	34,531
*	Kao Hsing Chang Iron & Steel Corp.	360,000	192,278
*	Kee Tai Properties Co., Ltd.	272,000	59,949
	King Yuan Electronics Co., Ltd.	1,397,172	1,020,457
*	Kingdom Construction Co., Ltd.	464,000	150,039
	Kinpo Electronics, Inc.	2,613,240	1,147,707
	Knowledge-Yield-Excellence Systems Corp.	193,000	155,245
*	Kuoyang Construction Co., Ltd.	136,029	59,086
*	Kwong Fong Industries Corp.	230,000	33,227
	Lan Fa Textile Co., Ltd.	301,395	93,095
*	Lead Data Co., Ltd.	444,140	80,740
*	Leadtek Research, Inc.	112,000	58,739
*	Lealea Enterprise Co., Ltd.	658,000	129,144
	Lee Chang Yung Chemical Industry Corp.	750,501	369,455
*	Lee Chi Enterprises Co., Ltd.	196,000	80,405
*	Lelon Co., Ltd.	132,118	45,697
*	Leofoo Development Co., Ltd.	238,000	118,694
*	Les Enphants Co., Ltd.	126,000	57,365
*	Li Peng Enterprise Co., Ltd.	694,000	221,062
	Li Shin International Enterprise Corp.	39,900	21,953
	Lien Hwa Industrial Corp.	915,000	373,890
	Ling Sheng PrecisionIndustrial Corp.	211,320	88,390
	Long Bon Development Co., Ltd.	694,000	242,275
	Long Chen Paper Co., Ltd.	628,000	209,131
	Lucky Cement Corp.	449,000	130,742
*	Luxon Electronics Corp.	313,400	54,452
*	Macronix International Co., Ltd.	8,709,000	1,709,295
*	Megamedia Corp.	65,782	1,355
	Mercuries & Associates, Ltd.	706,980	237,707
	Mercuries Data Co., Ltd.	142,657	49,342
	Merida Industry Co., Ltd.	171,000	119,392
*	Microelectronics Technology, Inc.	489,000	204,537
	Micro-Star International Co., Ltd.	1,471,400	1,008,392
*	Microtek International, Inc.	115,062	21,102
	Mitac International Corp.	2,067,120	1,489,816
	Mitac Technology Corp.	171,000	95,183
	Mustek Systems, Inc.	82,500	28,403
*	Namchow Chemical Industrial Co., Ltd.	164,057	33,519
*	Nankang Rubber Tire Co., Ltd.	104,312	130,893
	Nantex Industry Co., Ltd.	186,430	66,582
*	New Asia Construction & Development Co., Ltd.	146,000	23,958
	Nien Hsing Textile Co., Ltd.	118,000	116,178
	Ocean Plastics Co., Ltd.	128,000	61,158
*	Opto Tech Corp.	483,000	95,574
*	Orient Semiconductor Electronics, Ltd.	648,713	69,922
*	Pacific Construction Co., Ltd.	324,256	21,388
*	Pacific Electric Wire & Cable Corp.	1,873,020	31,338
	Pan Jit International, Inc.	79,000	50,328
	Pan Overseas Electronics Co., Ltd.	187,864	49,565
*	Pan-International Industrial Corp.	198,450	183,892
	Phihong Technology Co., Ltd.	79,110	25,454

	Phoenix Precision Technology Corp.	602,000	397,072
*	Picvue Electronics, Ltd.	604,000	77,735
	Premier Image Technology Corp.	209,000	255,534
	Primax Electronics, Ltd.	484,744	128,672
*	Prince Housing & Development Corp.	1,327,000	369,323
*	Procomp Informatics, Ltd.	391,440	80,605
	Prodisc Technology, Inc.	1,339,157	549,365
*	Radium Life Tech Corp.	85,534	76,782
	Ralec Electronic Corp.	172,450	72,409
	Realtek Semiconductor Corp.	1,278,000	1,439,189
*	Rectron, Ltd.	78,300	13,226
	Rexon Industrial Corp., Ltd.	218,820	79,910
	Ritek Corp.	3,638,518	1,311,178
*	Ruentex Development Co., Ltd.	847,000	179,865
	Sampo Corp.	2,082,850	489,215
*	San Fang Chemical Industry Co., Ltd.	82,280	53,477
	Sanyang Industrial Co., Ltd.	1,385,000	619,418
	Sanyo Electric Co., Ltd.	351,000	191,988
*	SDI Corp.	191,483	82,249
	Sheng Yu Steel Co., Ltd.	5,000	6,918
	Shihlin Electric & Engineering Corp.	942,000	684,981
*	Shihlin Paper Corp.	305,000	250,241
	Shinkong Co., Ltd.	186,190	107,233
*	Shinkong Synthetic Fibers Co., Ltd.	2,301,000	662,611
	Shinung Corp.	290,700	74,826
	Shuttle, Inc.	103,000	66,281
*	Silicon Integrated Systems Corp.	2,443,423	1,136,019
	Siliconware Precision Industries Co., Ltd.	1,128,000	1,052,510
*	Sin Yih Ceramic Co., Ltd.	211,000	59,403
	Sincere Navigation Corp.	382,052	494,160
*	Sinkong Spinning Co., Ltd.	195,000	82,191
	SinoPac Holdings Co., Ltd.	5,176,997	3,198,145
*	Sintek Photronics Corp.	1,207,000	563,111
*	Siward Crystal Technology Co., Ltd.	40,789	23,885
*	Solomon Technology Corp.	338,000	69,601
	South East Soda Manufacturing Co., Ltd.	233,000	58,850
*	Southeast Cement Co., Ltd.	656,700	174,317
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	22,438
	Standard Foods Taiwan, Ltd.	288,000	111,660
	Stark Technology, Inc.	150,000	75,772
	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	9,662
	Systex Corp., Ltd.	1,541,341	575,275
	Ta Chen Stainless Pipe Co., Ltd.	81,000	59,942
*	Ta Chong Bank	2,360,000	831,467
	Ta Ya Elec Wire & Cable Co., Ltd.	621,860	224,094
	Tah Hsin Industrial Corp.	268,000	84,073
	Ta-I Technology Co., Ltd.	151,200	97,784
*	Taichung Commercial Bank	2,479,000	1,008,988
*	Tainan Business Bank	749,000	402,455
	Tainan Spinning Co., Ltd.	3,028,000	998,616
*	Taita Chemical Co., Ltd.	223,000	84,307
*	Taitung Business Bank	163,395	40,744
*	Taiwan Business Bank	9,065,120	3,558,380
	Taiwan Cement Corp.	6,551,763	4,258,224

	Taiwan Fire & Marine Insurance Co., Ltd.	302,077	174,948
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	50,669
	Taiwan Glass Ind. Corp.	2,245,896	2,232,889
*	Taiwan Kolin Co., Ltd.	689,000	168,481
	Taiwan Mask Corp.	414,000	215,792
	Taiwan Navigation Co., Ltd.	116,354	101,080
*	Taiwan Pulp & Paper Corp.	238,000	82,703
*	Taiwan Sakura Corp.	252,900	77,302
	Taiwan Sogo Shinkong Security Co., Ltd.	478,860	297,362
*	Taiwan Tea Corp.	992,215	215,491
*	Tatung Co., Ltd.	8,538,000	3,186,641
*	Tay-Shan Enterprises Co., Ltd.	372,320	91,044
	Teapo Electronic Corp.	80,580	22,427
	Teco Electric & Machinery Co., Ltd.	3,789,834	1,213,283
	Tecom, Ltd.	307,753	149,520
	Test-Rite International Co., Ltd.	97,005	62,423
*	The Chinese Bank	2,740,000	573,037
*	The Farmers Bank of China	3,319,160	1,180,075
	The First Insurance Co., Ltd.	203,840	141,665
	Ton Yi Industrial Corp.	3,862,810	1,149,646
	Tsann Kuen Enterprise Co., Ltd.	253,870	347,152
	TSRC Corp.	986,000	498,076
	Tung Ho Steel Enterprise Corp.	722,323	618,204
*	Twinhead International Corp.	211,017	46,847
*	Tycoons Group Enterprise Co., Ltd.	401,000	131,602
	Ulead Systems, Inc.	66,000	56,274
*	Union Bank of Taiwan	3,179,000	1,196,728
*	Union Insurance Co., Ltd.	787,454	230,561
	Uni-President Enterprises Corp.	7,273,130	3,674,007
*	Unitech Printed Circuit Board Corp.	433,000	165,092
	United Epitaxy Co., Ltd.	109,978	70,417
*	United Microelectronics Corp.	11,489,000	7,688,906
*	Universal Cement Corp.	465,360	187,911
*	Universal Microelectronics Co., Ltd.	69,010	25,868
	Universal Scientific Industrial Co., Ltd.	1,117,800	431,583
	UPC Technology Corp.	1,192,840	529,639
	Usi Corp.	1,235,000	506,636
*	Ve Wong Corp.	177,000	64,638
*	Via Technologies, Inc.	2,419,402	1,401,198
*	Visual Photonics Epitacy Co., Ltd.	86,000	24,488
*	Walsin Lihwa Corp.	6,589,000	3,222,420
	Walsin Technology Corp., Ltd.	550,191	290,320
	Wan Hwa Enterprise Co., Ltd.	260,590	105,645
	Waterland Financial Holdings	4,553,000	1,911,733
*	Wei Chih Steel Industrial Co., Ltd.	211,898	59,315
*	Wei Chuan Food Corp.	167,000	61,792
	Weltrend Semiconductor, Inc.	106,000	46,384
*	Winbond Electronics Corp.	8,470,000	3,188,514
	Wintek Corp.	128,432	154,135
	Wistron Corp.	1,755,101	801,880
	World Peace Industrial Co., Ltd.	314,700	219,723
	WUS Printed Circuit Co., Ltd.	617,406	294,996
*	Yageo Corp.	3,832,840	1,473,695
	Yang Ming Marine Transport Corp.	1,078,058	1,061,408

*	Yi Jinn Industrial Co., Ltd.	387,000	69,107
	Yieh Phui Enterprise Co., Ltd.	1,270,478	923,835
	Yosun Industrial Corp.	208,116	158,699
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,827,926	1,492,213
	Yulon Motor Co., Ltd.	3,190,263	3,921,108
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,425
	Yung Shin Pharmaceutical Industrial Co., Ltd.	268,000	303,526
	Yung Tay Engineering Co., Ltd.	574,000	356,441
	Zig Sheng Industrial Co., Ltd.	477,764	169,861
TOTAL COMMON STOCKS (Cost $158,528,667)			186,321,031

INVESTMENT IN CURRENCY — (0.3%)
*	Taiwan Dollar		5,712,475
(Cost $5,629,552)

RIGHTS/WARRANTS — (0.0%)
*	Ta Chong Bank Rights 03/25/05	351,906	9,624
*	Union Bank of Taiwan Rights 03/25/05	458,577	25,083
TOTAL RIGHTS/WARRANTS (Cost $0)			34,707

TOTAL — TAIWAN (Cost $164,158,219)			192,068,213

BRAZIL — (9.9%)

PREFERRED STOCKS — (8.3%)
	Acesita SA	413,076	7,018,862
	Alpargatas-Santista Textil SA	1,480,000	229,759
	Banco Bradesco SA	251,484	7,929,588
*	Banco Bradesco SA Preferred Receipts	9,275	293,705
	Bradespar SA	2,851	113,401
	Brasil Telecom Participacoes SA	1,406,899	9,535
	Brasileira de Distribuicao Pao de Acucar	146,540,000	3,485,949
	Braskem SA	142,800,000	7,224,097
	Centrais Electricas de Santa Catarin Celesc Series B	3,081,000	1,177,907
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	2,435,636
	Companhia Siderurgica Paulista	720,000	341,997
	Confab Industrial SA	1,800,000	2,140,954
	Coteminas Cia Tecidos Norte de Minas	21,607,500	2,177,856
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	135,934
	Duratex SA	66,910,000	3,152,354
	Embraco SA	437,300	219,537
*	Embratel Participacoes SA	1,389,166	2,452
	Forjas Taurus SA	254,000	129,477
	Gerdau SA	775,552	15,274,436
	Globex Utilidades SA	34,076	131,725
*	Industrias Romi SA	4,600,000	259,355
*	Inepar SA Industria e Construcoes	78,960,001	53,362
	Investimentos Itau SA	6,952,166	13,611,694

	Magnesita SA Series A	132,900,000	846,824
	Marcopolo SA	370,800	916,439
	Metalurgica Gerdau SA	396,800	10,121,120
	Perdigao SA NPV	199,200	4,162,468
*	Plascar Participacoes Industriais SA	6,900,000	17,053
	Polialden Petroquimica SA	780,000	361,159
	Ripasa SA Papel e Celulose	1,495,000	2,320,873
	Sadia SA	3,838,282	7,307,484
	Sao Pau Alpargatas SA	3,780,000	540,104
	Siderurgica Belgo-Mineira	12,307,631	7,020,031
	Siderurgica de Tubarao Sid Tubarao	211,770,000	13,477,388
	Suzano Bahia Sul Papel e Celullose SA	459,431	2,306,470
	Suzano Petroquimica SA	94,000	224,337
	Tele Celular Sul Participacoes SA	2,775,366	4,501
*	Tele Leste Celular Participacoes SA	1,784,040	324
	Tele Norte Celular Participacoes SA	1,390,958	204
	Tele Norte Leste Participacoes SA	7,538	124,998
	Telemar Norte Leste SA	545,000	14,732,574
	Telemig Celular Participacoes SA	1,422,616	2,148
*	Telesp Celular Participacoes SA	1,887,379	5,153
	Tim Sul SA Preferred Series B	32,030,000	1,088,488
	Uniao des Industrias Petroquimicas SA Series B	2,153,712	3,568,034
	Unibanco-Uniao de Bancos Brasileiros SA	135,500	1,030,836
	Usinas Siderurgicas de Minas Gerais SA	41,925	1,115,517
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	231,000	3,469,237
TOTAL PREFERRED STOCKS (Cost $52,719,755)			142,313,336

COMMON STOCKS — (1.6%)
	Avipal SA Avicultura e Agropecua	12,500,000	39,583
	Brasil Telecom Participacoes SA	51,256,779	504,551
	Companhia Siderurgica Nacional SA	931,400	24,170,720
*	Embratel Participacoes SA	50,000,000	175,710
	Eternit SA	8,800	137,633
	Tele Celular Sul Participacoes SA	98,247,830	151,763
	Tele Centro Oeste Celular Participacoes SA	50,294,346	268,029
*	Tele Leste Celular Participacoes SA	64,212,621	10,167
*	Tele Norte Celular Participacoes SA	50,064,513	10,827
	Tele Norte Leste Participacoes SA	51,468	1,019,621
	Telemig Celular Participacoes SA	51,793,284	158,010
TOTAL COMMON STOCKS (Cost $9,268,957)			26,646,614

INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		120
(Cost $107)
TOTAL — BRAZIL (Cost $61,988,819)			168,960,070

TURKEY — (7.3%)
COMMON STOCKS — (7.3%)
*	Adana Cimento Sanayi Ticaret A.S.	259,762	192,341
*	Akbank T.A.S.	2,744,529	17,113,197
*	Akenerji Elektrik Uretim A.S.	216,113	1,170,682
*	Aksa	148,490	1,817,064
*	Aksigorta A.S.	401,460	1,955,670
*	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	371,441
*	Alternatifbank A.S.	92,933	99,959
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	93,823
*	Anadolu Anonim Turk Sigorta Sirketi	450,118	1,206,864
*	Anadolu Cam Sanayii A.S.	561,694	2,342,216
*	Ayen Enerji A.S.	315,768	689,127
*	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	266,756
	Bati Anabolu Cimento A.S.	255,022	683,769
*	Bolu Cimento Sanayii A.S.	485,644	772,185
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	1,011,791
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	360,180	640,070
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	682,124
*	Cimsa Cimento Sanayi Ve Ticaret A.S.	480,369	2,227,744
*	Dardanel Onentas Gida Sanayii A.S.	16,183	14,632
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	8,672,826
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	105,682
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	610,719
*	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	10,653,507
*	Finansbank	3,416,061	9,212,448
*	Goldas Kuyumculuk Sanayi A.S.	327,200	298,382
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	386,254
*	Gubre Fabrikalari Ticaret A.S.	29,241	67,918
*	Gunes Sigorta A.S.	309,093	438,464
*	Ihlas Holding A.S.	319,654	291,501
*	Izmir Demir Celik Sanayii A.S.	230,946	648,017
*	Izocam Ticaret Ve Sanayi A.S.	27,299	88,514
*	Karton Sanayi ve Ticaret A.S.	1,000	132,502
*	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret	414,951	847,367
*	Kutahya Porselen Sanayii A.S.	7,076	153,047
*	Mardin Cimento Sinayii ve Ticaret	138,517	423,216
*	Marshall Boya ve Vernik Sanayii A.S.	11,818	229,359
*	Medyo Holding A.S.	33,508	180,207
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	214,063
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	48,774	55,123
*	Net Holding A.S.	123,098	139,121
*	Net Turizm Ticaret ve Sanayi A.S.	92,089	125,609
*	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	715,343
*	Otobus Karoseri Sanayi A.S.	98,162	512,615
*	Pinar Entegre et ve Un Sanayii A.S.	51,591	53,481
*	Pinar Sut Mamulleri Sanayii A.S.	58,424	87,886
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	4,658
*	Sabah Yayincilik A.S.	31,938	94,594
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	422,977
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,121,965	1,355,453
*	Tat Konserve Sanayii A.S.	175,295	398,957
*	Tekstil Bankasi A.S.	501,024	566,239
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	303,918

*	Tofas Turk Otomobil Fabrikasi A.S.	544,993	1,197,880
*	Trakya Cam Sanayii A.S.	1,227,824	4,517,014
*	Turk Demir Dokum Fabrikalari A.S.	166,949	761,225
*	Turk Dis Ticaret Bankasi A.S.	1,984,958	5,724,353
*	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	89,471
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	7,109,642
*	Turkiye Garanti Bankasi A.S.	2,762,007	12,808,996
*	Turkiye Is Bankasi	1,860,440	13,195,638
*	Ulker Gida Sanayi ve Ticaret A.S.	124,461	514,141
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	27,306
*	USAS Ucak Servisi A.S.	20,520	96,762
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	921,754
*	Yapi ve Kredi Bankasi A.S.	1,405,653	6,299,692
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	17,873

TOTAL — TURKEY (Cost $31,842,363)			125,123,169

MALAYSIA — (6.0%)
COMMON STOCKS — (6.0%)
*	A&M Realty Berhad	427,100	135,998
	ACP Industries Berhad	512,000	148,211
*	Advance Synergy Berhad	641,000	59,039
	Advanced Synergy Capital Berhad	153,500	21,005
	Affin Holdings Berhad	4,168,900	1,941,830
	Aluminum Co. of Malaysia	250,000	117,105
*	AMBD Berhad	1,990,900	81,208
	AMFB Holdings Berhad	749,700	1,371,162
	AMMB Holdings Berhad	938,944	790,690
	Ancom Berhad	375,000	71,053
	Ann Joo Resources Berhad	692,900	388,389
*	Antah Holding Berhad	306,000	19,326
	APM Automotive Holdings Berhad	274,200	180,395
	Apollo Food Holdings Berhad	198,400	123,217
*	Arab Malaysia Corp. Berhad	2,000,000	721,053
	Asas Dunia Berhad	524,700	117,367
*	Asia Pacific Land Berhad	1,349,000	88,750
	Asiatic Development Berhad	2,707,000	1,211,026
*	Avenue Assets Berhad	2,401,600	363,400
	Ayer Hitam Planting Syndicate Berhad	27,000	16,697
	Bandar Raya Developments Berhad	1,547,400	834,782
	Batu Kawan Berhad	871,000	1,386,724
*	Berjaya Capital Berhad	1,765,900	455,416
*	Berjaya Group Berhad	3,516,900	111,060
	Berjaya Land Berhad	2,688,000	654,316
	Bernas Padiberas Nasional Berhad	1,391,800	571,371
	Bimb Holdings Berhad	1,029,800	464,765
	Bina Darulaman Berhad	118,000	37,884
	Binaik Equity Berhad	149,800	36,859
	Bolton Properties Berhad	747,000	222,134
	Boustead Holdings Berhad	2,026,800	960,063
	Cahya Mata Sarawak Berhad	1,008,800	384,937

*	Camerlin Group Berhad	845,200	266,905
	Chemical Co. of Malaysia Berhad	311,000	190,692
	Chin Teck Plantations Berhad	135,000	172,658
	Choo Bee Metal Industries Berhad	235,700	173,053
	Commerce Asset Holding Berhad	1,104,000	1,353,853
*	Cosway Corp. Berhad	854,100	179,811
*	Country Heights Holdings Berhad	174,000	54,489
	Courts Mammoth Berhad	495,200	222,840
	Cycle & Carriage Bintang Berhad	249,800	197,211
*	Damansara Realty Berhad	391,000	13,891
	Datuk Keramik Holdings Berhad	127,000	2,005
	Dijaya Corp. Berhad	612,100	167,522
	Diversified Resources Berhad	3,780,400	2,138,911
	DNP Holdings Berhad	166,000	27,303
*	E&O Property Development Berhad	2,925,800	427,321
	Eastern & Oriental Berhad	325,000	65,000
	Eastern Pacific Industrial Corp. Berhad	414,400	188,661
*	Econstates Berhad	327,900	81,975
	Edaran Otomobil Nasional Berhad	906,200	1,125,596
	Esso Malaysia Berhad	633,200	439,907
	Europlus Berhad	278,100	45,008
*	Faber Group Berhad	170,300	22,856
	Far East Holdings Berhad	159,200	166,741
	Focal Aims Holdings Berhad	424,000	44,632
	Fraser & Neave Holdings Berhad	110,800	148,705
	General Corp. Berhad	564,000	72,726
	Glomac Berhad	234,200	118,333
	Gold IS Berhad	734,100	264,662
	Golden Hope Plantations Berhad	3,785,400	3,785,400
*	Golden Plus Holdings Berhad	201,000	75,111
*	Gopeng Berhad	273,900	57,303
	Grand United Holdings Berhad	451,100	59,355
*	Gula Perak Berhad	417,000	194,234
	Guthrie Ropel Berhad	191,700	187,664
	Hap Seng Consolidated Berhad	832,100	549,624
	Highlands and Lowlands Berhad	2,683,400	2,542,168
*	Ho Hup Construction Co. Berhad	175,100	41,471
*	Ho Wah Genting Berhad	369,000	34,958
	Hong Leong Credit Berhad	1,191,937	1,342,497
	Hong Leong Industries Berhad	424,600	513,989
	Hong Leong Properties Berhad	2,295,741	338,320
	Hume Industries (Malaysia) Berhad	389,967	511,062
	Hwang-DBS (Malaysia) Berhad	654,000	263,321
	IGB Corp. Berhad	4,556,600	1,654,765
	IJM Corp. Berhad	963,700	1,212,233
	IJM Plantations Berhad	204,400	57,555
*	Insas Berhad	1,680,000	168,000
	Integrated Logistics Berhad	324,000	160,721
	IOI Properties Berhad	13,600	27,916
	Island & Peninsular Berhad	522,500	632,500
	Jaya Tiasa Holdings Berhad	607,500	511,579
	Jerneh Asia Berhad	265,700	160,818
*	Johan Holdings Berhad	228,000	13,800
	Johor Port Berhad	1,078,200	567,474

	Johore Tenggara Oil Palm Berhad	464,000	117,221
	K & N Kenanga Holdings Berhad	1,454,300	304,255
	Keck Seng (Malaysia) Berhad	657,500	325,289
*	Kedah Cement Holdings Berhad	1,058,307	1,643,161
*	Kejora Harta Berhad	601,000	46,657
	Kian Joo Can Factory Berhad	598,200	417,166
*	KIG Glass Industrial Berhad	260,000	10,947
	Kim Hin Industry Berhad	325,900	168,953
	Kim Loong Resources Berhad	113,000	38,658
	KPJ Healthcare Berhad	478,600	195,218
	Kuala Lumpur Kepong Berhad	2,179,300	3,699,075
*	Kub Malaysia Berhad	1,251,400	181,124
	Kulim Malaysia Berhad	777,425	593,298
*	Kumpulan Emas Berhad	1,268,000	78,416
	Kwantas Corp. Berhad	123,000	161,842
*	Land & General Berhad	2,261,700	154,748
	Landmarks Berhad	1,637,000	443,713
*	Leader Universal Holdings Berhad	1,621,833	194,193
*	Leong Hup Holdings Berhad	286,000	69,995
*	Lien Hoe Corp. Berhad	654,850	50,837
	Lingui Development Berhad	1,607,500	503,401
	Lion Diversified Holdings Berhad	1,441,500	807,999
	Lion Industries Corp. Berhad	2,281,681	936,690
	Malayan Cement Berhad	67,500	14,743
	Malayawata Steel Berhad	645,100	297,086
*	Malaysia Building Society Berhad	263,000	53,292
	Malaysia Industrial Development Finance Berhad	3,609,100	1,244,190
	Malaysia Mining Corp. Berhad	4,849,600	2,628,994
	Malaysian Airlines System Berhad	80,000	84,632
	Malaysian Mosaics Berhad	1,198,400	526,665
	Malaysian National Reinsurance Berhad	377,400	355,551
	Malaysian Plantations Berhad	2,514,000	1,865,653
	Maruichi Malaysia Steel Tube Berhad	479,000	263,450
	Matrix International Berhad	316,000	117,253
	Matsushita Electric Co. (Malaysia) Berhad	160,880	436,069
	MBM Resources Berhad	349,933	197,988
*	Meda, Inc. Berhad	650,100	41,059
	Mega First Corp. Berhad	448,000	103,747
	Mentakab Rubber Co. (Malaya) Berhad	1,100	628
*	Merge Housing Berhad	57,900	23,922
	Metro Kajang Holdings Berhad	535,333	184,549
*	Metroplex Berhad	817,000	13,975
	Mieco Chipboard Berhad	228,000	138,600
*	MTD Infraperdana Berhad	3,664,900	771,558
	Muda Holdings Berhad	706,000	67,813
	Muhibbah Engineering Berhad	321,600	73,629
	MUI Properties Berhad	1,314,000	93,363
*	Mulpha International Berhad	5,006,400	823,421
*	Multi-Purpose Holdings Berhad	1,974,000	488,305
	Mutiara Goodyear Development Berhad	247,900	53,168
	MWE Holdings Berhad	360,000	68,684
*	Mycron Steel Berhad	119,750	42,858
*	Naluri Berhad	2,329,400	370,865
*	Nam Fatt Berhad	286,100	38,021

	Narra Industries Berhad	154,200	63,303
	NCB Holdings Berhad	1,731,200	1,275,621
	Negri Sembilan Oil Palms Berhad	167,600	101,442
*	New Straits Times Press (Malaysia) Berhad	735,600	708,499
	Nylex (Malaysia) Berhad	109,750	18,917
	Oriental Holdings Berhad	2,156,316	2,440,042
	Oriental Interest Berhad	170,000	53,684
	OSK Holdings Berhad	1,838,366	667,617
	OSK Property Holdings Berhad	186,678	50,108
	Pacific & Orient Berhad	239,300	118,391
	Pan Malaysia Cement Works Berhad	1,271,800	133,874
*	Pan Pacific Asia Berhad	100,000	2,368
*	Paracorp Berhad	252,000	13,263
	Paramount Corp. Berhad	203,900	121,267
	PBA Holdings Berhad	738,100	320,491
	Pelangi Berhad	1,655,800	261,442
*	Pernas International Holdings Berhad	2,030,200	381,998
	Petaling Garden Berhad	871,000	389,658
	Petronas Dagangan Berhad	332,800	339,806
	Phileo Allied Berhad	1,757,000	1,354,739
*	Pilecon Engineering Berhad	210,000	3,592
	PJ Development Holdings Berhad	1,043,900	124,993
	PK Resources Berhad	25,000	4,605
	PPB Group Berhad	2,249,233	4,113,729
*	Premium Nutrients Berhad	513,100	49,285
*	Prime Utilities Berhad	46,000	11,439
*	Promet Berhad	140,000	10,684
	Proton Holdings Berhad	1,305,500	2,868,665
	Pulai Springs Berhad	159,800	65,182
*	Resona Resources Berhad Preferred Series A	1,314,000	3,458
	RHB Capital Berhad	7,429,900	4,379,731
	Road Builders (Malaysia) Holdings Berhad	1,315,600	1,004,011
	Sapura Telecommunications Berhad	155,152	51,445
	Sarawak Enterprise Corp. Berhad	3,600,800	1,279,232
	Sarawak Oil Palms Berhad	93,000	53,842
	SCB Developments Berhad	343,700	329,228
	Scientex, Inc. Berhad	116,000	81,505
	Selangor Dredging Berhad	619,000	67,601
	Selangor Properties Berhad	1,164,600	677,307
	Shangri-La Hotels (Malaysia) Berhad	706,000	239,668
	Shell Refining Co. Federation of Malaysia Berhad	48,000	113,053
	SHL Consolidated Berhad	561,300	280,650
*	Silverstone Corp. Berhad	8,690	686
	Sime Darby Berhad (Malaysia)	355,980	562,074
*	Sime Engineering Services Berhad	222,000	57,837
*	South East Asia Lumber, Inc. Berhad	228,800	80,682
	Southern Acids (Malaysia) Berhad	44,000	21,074
	Southern Bank Berhad (Foreign)	1,854,950	1,747,558
	Southern Steel Berhad	443,000	226,163
	Store Corp. Berhad	124,630	83,305
	Sunrise Berhad	827,200	374,417
	Sunway City Berhad	1,225,700	658,007
	Sunway Holdings, Inc. Berhad	394,000	152,416
*	Suria Capital Holdings Berhad	1,181,600	164,802

*	Syahdu Pinta Preferred Series A	1,271,800	3,347
	Ta Enterprise Berhad	4,732,900	1,071,130
	Talam Corp. Berhad	139,050	40,251
*	Tamco Corp. Holdings Berhad	219,500	18,484
	Tan Chong Motor Holdings Berhad	2,220,500	1,051,816
	Tekala Corp. Berhad	337,700	103,976
*	Time Dotcom Berhad	7,402,400	847,380
	Tiong Nam Transport Holdings Berhad	171,500	49,645
	Tradewinds (Malaysia) Berhad	782,900	566,572
*	Trengganu Development & Management Berhad	534,400	125,162
	Tronoh Mines Malaysia Berhad	508,500	400,109
	UDA Holdings Berhad	875,200	476,754
*	UEM World Berhad	3,132,300	795,439
	UMW Holdings Berhad	1,756,443	2,292,620
	Unico-Desa Plantations Berhad	1,791,900	209,841
	Union Paper Holdings Berhad	1,014,100	181,471
	Uniphone Telecommunications Berhad	286,800	50,567
	United Malacca Rubber Estates Berhad	310,800	302,621
	United Plantations Berhad	470,600	619,211
*	Utama Banking Group Berhad	955,000	191,000
	VS Industry Berhad	285,500	100,676
	Warisan TC Holdings Berhad	109,850	52,034
	Worldwide Holdings Berhad	418,600	218,113
	WTK Holdings Berhad	318,000	468,632
	Yeo Hiap Seng (Malaysia) Berhad	296,100	155,842
	YTL Corp. Berhad	1,536,203	2,142,599
	Yu Neh Huat Berhad	208,300	73,453
TOTAL COMMON STOCKS (Cost $91,112,021)			102,118,125

RIGHTS/WARRANTS — (0.0%)
*	Kulim Malaysia Berhad Warrants 06/30/09	144,025	31,837
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	22,800
TOTAL RIGHTS/WARRANTS (Cost $2,000)			54,637

TOTAL — MALAYSIA (Cost $91,114,021)			102,172,762

INDONESIA — (4.9%)
COMMON STOCKS — (4.9%)
*	PT Apac Centretex Corporation Tbk	774,000	10,025
	PT Asahimas Flat Glass Co., Ltd.	5,333,500	1,410,446
	PT Astra Agro Lestari Tbk	12,738,500	4,262,437
	PT Astra Graphia Tbk	18,779,000	668,905
	PT Bank Central Asia Tbk	2,554,000	902,839
	PT Bank NISP Tbk	44,791,078	4,109,495
*	PT Bank Pan Indonesia Tbk	113,482,661	6,369,581
	PT Berlian Laju Tanker Tbk	54,456,800	4,761,186
	PT Bhakti Investama Tbk	31,933,500	878,951
*	PT Branta Mulia Tbk	180,000	15,155

*	PT Budi Acid Jaya Tbk	6,410,000	83,027
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	671,451
*	PT Clipan Finance Indonesia Tbk	12,461,000	605,262
*	PT Davomas Adabi Tbk	71,017,500	1,303,144
	PT Dynaplast Tbk	3,040,000	541,422
*	PT Ever Shine Textile Tbk	19,347,215	156,624
*	PT Great River International	1,788,000	88,778
*	PT Hero Supermarket Tbk	220,000	71,240
	PT Indorama Synthetics Tbk	7,901,320	571,416
	PT International Nickel Indonesia Tbk	7,522,000	11,610,405
*	PT Jaya Real Property	5,189,500	1,120,298
*	PT Karwell Indonesia	1,466,500	64,900
*	PT Kawasan Industry Jababeka Tbk	534,000	7,493
	PT Komatsu Indonesia Tbk	6,049,000	2,709,628
	PT Lautan Luas Tbk	7,721,000	412,531
	PT Matahari Putra Prima Tbk Foreign	12,852,500	929,481
	PT Mayorah Indah	8,497,572	1,119,007
	PT Medco Energi International Tbk	31,249,000	8,263,808
*	PT Metrodata Electronics Tbk	18,582,000	180,515
*	PT Modern Photo Tbk	1,266,500	82,023
*	PT Mutlipolar Corporation Tbk	3,195,000	112,081
*	PT Panasia Indosyntec Tbk	403,200	21,760
*	PT Panin Insurance Tbk	27,086,000	1,242,544
	PT Rig Tenders Indonesia Tbk	2,760,000	271,099
	PT Selamat Semp Tbk	10,624,000	361,224
	PT Semen Gresik Tbk	8,421,591	16,180,508
*	PT Sinar Mas Agro Resources and Technology Tbk	1,688,580	565,017
	PT Summarecon Agung Tbk	2,250,000	218,576
*	PT Sunson Textile Manufacturer Tbk	6,012,000	77,871
*	PT Suparma Tbk	3,995,345	84,094
*	PT Surya Dumai Industri Tbk	5,145,000	208,255
	PT Surya Toto Indonesia	46,400	30,050
	PT Tempo Scan Pacific	6,466,000	5,757,947
	PT Tigaraksa Satria Tbk	68,400	27,317
	PT Timah Tbk	5,855,000	1,311,363
	PT Trias Sentosa Tbk	29,527,200	621,491
	PT Trimegah Sec Tbk	34,298,000	629,355
	PT Tunas Ridean Tbk	10,810,000	945,124
*	PT Ultrajaya Milk Industry & Trading Co.	13,717,500	562,648
	PT Unggul Indah Corp. Tbk	371,435	99,730
TOTAL COMMON STOCKS (Cost $37,309,655)			83,309,527

INVESTMENT IN CURRENCY — (0.0%)
*	Indonesia Rupiah		1,026
(Cost $1,131)
TOTAL — INDONESIA (Cost $37,310,786)			83,310,553

ISRAEL — (4.8%)
COMMON STOCKS — (4.8%)
*	Afcon Industries, Ltd.	2,102	7,775
	American Israeli Paper Mills, Ltd.	13,563	758,741
*	Ashtrom Properties, Ltd.	171,400	83,174
*	Azorim Investment Development & Construction Co., Ltd.	299,403	3,002,994
	Bank Hapoalim, Ltd.	3,775,700	13,756,696
	Bank Leumi Le-Israel	4,836,950	14,292,508
	Bank of Jerusalem, Ltd.	71,150	73,575
*	Baran Group, Ltd.	94,200	1,113,174
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	369,154
	CLAL Industries, Ltd.	773,796	3,801,259
	Delta Galil Industries, Ltd.	78,554	822,632
*	Discount Mortgage Bank, Ltd.	3,611	403,348
*	Elbit Medical Imaging	168,210	2,667,651
	Electra Consumer	23,400	223,222
*	Electrochemical Industries (1952), Ltd.	48,800	0
*	Elron Electronic Industries, Ltd.	202,296	3,271,130
*	Feuchtwanger Investments 1984, Ltd.	10,500	6,060
*	First International Bank of Israel	294,660	2,170,250
*	First International Bank of Israel, Ltd.	434,800	693,257
*	Formula Systems (1985), Ltd.	93,700	1,782,070
*	Formula Vision Technologies, Ltd.	1,953	2,007
	Global Trade Centre Real Estate	3,052	6,980
*	Granite Hacarmel Investments, Ltd.	142,500	227,173
	IDB Development Corp., Ltd. Series A	87,522	2,580,105
	Industrial Building Corp., Ltd.	408,034	499,376
	Israel Cold Storage & Supply Co., Ltd.	7,000	28,696
*	Israel Corp. Series A	4,000	935,053
*	Israel Land Development Co., Ltd.	234,969	958,925
	Israel Petrochemical Enterprises, Ltd.	253,817	2,034,862
*	Israel Steel Mills, Ltd.	97,000	871
*	Kardan Real Estate, Ltd.	3,052	3,461
	Knafaim-Arkia Holdings, Ltd.	117,857	1,688,867
*	Koor Industries, Ltd.	125,769	7,015,529
*	Leader Holding & Investments, Ltd.	113,800	182,913
*	Liberty Properties, Ltd.	3,457	24,283
	M.A.Industries, Ltd.	227,355	1,284,959
	Mehadrin, Ltd.	24,063	384,055
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	67,591
*	Middle East Tube Co.	46,200	46,604
	Miloumor, Ltd.	26,800	106,163
*	Minrav Holdings, Ltd.	2,000	82,819
*	Nice Systems, Ltd.	50,930	1,714,870
*	OCIF Investments and Development, Ltd.	3,380	65,405
	Otzar Hashilton Hamekomi, Ltd.	1,050	90,611
	Packer Plada, Ltd.	2,877	172,342
*	Polgat Industries, Ltd. Series A	87,600	108,945
	Property and Building Corp., Ltd.	7,261	637,470
	Scitex Corp., Ltd.	365,565	2,518,206
*	Shrem Fudim Kelner & Co., Ltd.	28,100	97,140
*	Super-Sol, Ltd. Series B	688,337	1,934,065
*	Team Computer & Systems, Ltd.	7,900	97,704
*	Union Bank of Israel, Ltd.	373,011	1,414,899
	United Mizrahi Bank, Ltd.	1,233,305	6,007,462
*	Urdan Industries, Ltd.	183,950	89,433

	Ytong Industries, Ltd.	174,250	139,657
TOTAL COMMON STOCKS (Cost $49,895,443)			82,548,171

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		6,281
(Cost $6,027)

RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants	91	0
(Cost $0)
TOTAL — ISRAEL (Cost $49,901,470)			82,554,452

THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	403,525
*	Advance Agro Public Co., Ltd. (Foreign)	1,587,830	1,021,460
	Bangkok Bank Public Co., Ltd.	229,700	726,823
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,575,300	3,469,762
	Bangkok Insurance Public Co., Ltd.	33,300	196,804
*	Bangkok Land Co., Ltd. (Foreign)	18,204,603	333,243
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	12,702,400	4,417,937
	Banpu Public Co., Ltd. (Foreign)	1,172,600	5,458,232
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	676,737
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	427,800	374,773
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	687,163
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	398,936
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	16,182,340	1,557,296
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	1,167,500	628,936
*	Eastern Star Real Estate Public Co., Ltd. (Foreign)	1,690,100	32,706
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	859,080	864,921
*	Finansa Public Co., Ltd.	47,700	33,368
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	63,232
	Hana Microelectronics Public Co., Ltd.	935,000	594,155
	Hermraj Land & Development Public Co., Ltd.	4,128,800	115,529
	ICC International Public Co., Ltd.	2,755,000	2,854,782
*	Jasmine International Public Co., Ltd. (Foreign)	7,213,100	133,925
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	386,049
*	Kasikornbank PCL (Foreign)	1,530,000	2,620,685
	KCE Electronics Public Co., Ltd. (Foreign)	120,000	23,692
	KGI Securities One Public Co., Ltd. (Foreign)	2,306,700	214,745
	Krung Thai Bank Public Co., Ltd. (Foreign)	7,702,100	2,014,147
*	Krungthai Card Public Co., Ltd.	248,900	161,421
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	699,378
	Loxley Public Co., Ltd. (Foreign)	1,963,600	174,588
	MBK Development Public Co., Ltd.	226,700	311,238
*	Millennium Steel Public Co., Ltd.	2,811,400	155,862
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,411
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	920,152

*	Nakornthai Strip Mill Public Co., Ltd.	12,468,800	596,703
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	3,444,974
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	6,414,571
*	Natural Park Public Co., Ltd. (Foreign)	2,593,500	65,787
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	46,109
*	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	636,301
	Quality Houses Public Co., Ltd. (Foreign)	8,475,900	259,331
	Regional Container Lines Public Co., Ltd.	6,950,000	6,361,140
*	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	46,569
	Saha Pathana Inter-Holding Public Co., Ltd.	3,316,000	1,240,031
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	403,951
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,503,156
	Sansiri Public Co., Ltd.	1,055,400	107,086
	Shinawatra Satellite Public Co., Ltd. (Foreign)	282,200	129,145
	Siam Commercial Bank Public Co., Ltd. (Foreign)	1,845,700	2,582,242
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	188,538
	Siam Industrial Credit Public Co., Ltd.	4,055,050	747,597
	Siam Makro Public Co., Ltd. (Foreign)	158,800	215,941
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	839	72,403
	Supalai (Forign)	456,500	32,709
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	290,000	161,532
	Thai Rayon Public Co., Ltd.	16,500	158,787
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	1,591,648
*	Tipco Asphalt Public Co., Ltd. (Foreign)	43,600	27,022
*	TPI Polene Public Co., Ltd. (Foreign)	3,890,162	3,280,798
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	99,796
*	Tycoons Worldwide Group Public Co., Ltd.	829,000	303,504
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,491,904
*	Vinythai Public Co., Ltd. (Foreign)	2,159,217	773,569
TOTAL COMMON STOCKS (Cost $30,862,668)			65,754,457

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
	Eastern Water Resources Development & Management Public Co., Ltd.
*	(Foreign) Warrants 11/28/07	229,088	28,756
*	Modernform Group Public Co., Ltd. Warrants 11/30/07	4,600	421
TOTAL RIGHTS/WARRANTS (Cost $0)			29,177

INVESTMENT IN CURRENCY — (0.0%)
*	Thailand Baht		72
(Cost $62)
TOTAL — THAILAND (Cost $30,862,730)			65,783,706

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Amica Wronki SA	174,355	1,678,486
*	Bank Ochrony Srodowiska SA	4,447	74,124
	Bank Przemyslowo Handlowy Pbk	9,050	1,647,022
	Bank Zackodni Wbk SA	31,975	1,131,204
*	Big Bank Gdanski SA	4,219,477	4,923,226
*	Budimex SA	124,553	2,076,095
	Debica SA	56,689	1,523,431
*	Echo Investment SA	21,485	562,029
*	Elektrobudowa SA	6,338	60,368
*	Fabryki Mebli Forte SA	36,826	144,062
*	Huta Ferrum SA	4,233	14,183
*	Impexmetal SA	241,068	4,633,242
	Lentex SA	104,119	818,161
*	Mostostal Export SA	654,595	305,064
*	Mostostal Warszawa SA	183,300	405,296
*	Mostostal Zabrze Holding SA	140,376	37,724
*	Netia Holdings SA	1,667,928	2,536,190
	Orbis SA	561,018	4,351,196
	Polifarb Cieszyn Wroclaw SA	929,467	2,276,478
	Polski Koncern Naftowy Orlen S.A.	1,068,890	16,907,639
*	Prokom Software SA	34,197	1,657,677
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,938,615
*	Raciborska Fabryka Kotlow SA	291,972	1,167,014
*	Stalexport SA	422,172	295,838
*	Ster-Projekt SA	36,530	83,878

TOTAL — POLAND (Cost $37,157,841)			52,248,242

CZECH REPUBLIC — (2.7%)
COMMON STOCKS — (2.7%)
	Ceske Telecom A.S.	535,201	9,457,747
	CEZ A.S.	1,934,208	36,924,918

TOTAL — CZECH REPUBLIC (Cost $35,600,802)			46,382,665

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa RT	172,246	5,468,628
*	Egis RT	80,537	7,582,723
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	2,838,148
*	Globus Konzervipari RT	349,690	995,378
	Magyar Olay-Es Gazipari RT	183,209	16,096,191
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	100,770	706,061
*	North American Business Industries RT	121,832	223,412
*	Pannonplast P.L.C.	138,882	973,099
*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,979,176
*	Synergon Information Systems Ltd., Budapest	247,161	788,769
*	Tiszai Vegyi Kombinat RT	253,242	6,924,246

TOTAL — HUNGARY (Cost $23,732,647)			44,575,831

CHILE — (2.2%)
COMMON STOCKS — (2.2%)
Banco de Credito e Inversiones SA Series A	54,733	1,276,072
Banmedica SA	347,000	238,478
CAP SA (Compania de Aceros del Pacifico)	199,310	1,993,967
Cementos Bio-Bio SA	62,327	162,663
Cervecerias Unidas SA	143,000	716,555
Consumidores de Gas de Santiago SA	103,000	507,160
COPEC (Cia de Petroleos de Chile)	947,488	7,813,994
Cristalerias de Chile SA	14,500	145,063
CTI SA (Cia Tecno Industrial)	4,900,000	107,080
Empresa Nacional de Electricidad SA	2,694,503	1,711,168
Empresa Nacional de Telecomunicaciones SA	86,880	691,563
Empresas CMPC SA	286,547	6,605,912
* Empresas Iansa SA	4,994,997	254,204
* Enersis SA	11,659,592	2,028,637
Industrias Forestales Inforsa SA	2,387,597	594,002
Inversiones Frimetal SA	4,900,000	0
* Madeco Manufacturera de Cobre SA	1,450,969	153,491
Maderas y Sinteticos SA	1,414,095	927,558
Minera Valparaiso SA	7,500	100,478
Parque Arauco S.A.	543,207	304,328
Sociedad Industrial Pizarreno SA	63,000	149,073
Sociedad Quimica y Minera de Chile SA Series A	43,364	301,416
Sociedad Quimica y Minera de Chile SA Series B	945,090	7,013,151
Soquimic Comercial SA	150,000	74,380
Sud Americana de Vapores SA	410,000	934,493
Telecomunicaciones de Chile SA Series A	477,600	1,412,649
Telecomunicaciones de Chile SA Series B	372,166	1,026,330
Vina de Concha y Toro SA	350,000	538,930
Vina San Pedro SA	4,500,000	48,543
Vina Sta Carolina SA Series A	163,489	113,070
TOTAL COMMON STOCKS (Cost $19,472,515)		37,944,408

INVESTMENT IN CURRENCY — (0.0%)		26,938
* Chilean Pesos
(Cost $26,429)
TOTAL — CHILE (Cost $19,498,944)		37,971,346

ARGENTINA — (2.0%)
COMMON STOCKS — (2.0%)
*	Acindar Industria Argentina de Aceros SA Series B	2,261,067	5,072,640
*	Alpargatas SA Industrial y Comercial	6,363	3,744
	Banco del Sud Sociedad Anonima Series B	310,563	415,634
*	Banco Frances del Rio de la Plata SA	353,379	796,223
*	Banco Suquia SA	327,868	52,464
*	Capex SA Series A	131,575	225,429
*	Celulosa Argentina SA Series B	10,843	11,988
*	Central Costanera SA Series B	261,000	369,552
*	Central Puerto SA Series B	161,000	99,928
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	835,731
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	62,229
*	Garovaglio y Zorraquin SA	65,800	11,699
*	Grupo Financiero Galicia SA Series B	2,067,935	1,778,196
*	IRSA Inversiones y Representaciones SA	1,257,197	2,007,666
*	Juan Minetti SA	806,693	959,660
	Ledesma S.A.A.I.	885,405	543,822
*	Metrogas SA Series B	176,000	77,377
*	Molinos Rio de la Plata SA Series B	541,214	923,770
*	Polledo SA Industrial y Constructora y Financiera	50,000	10,296
*	Renault Argentina SA	2,501,957	857,328
	Siderar S.A.I.C. Series A	645,512	4,841,204
*	Sol Petroleo SA	173,000	27,403
	Solvay Indupa S.A.I.C.	1,334,322	1,725,368
*	Telecom Argentina Stet-France SA Series B	476,600	1,249,499
	Tenaris SA	1,660,259	10,331,603
*	Transportadora de Gas del Sur SA Series B	660,500	757,988
TOTAL COMMON STOCKS (Cost $19,009,343)			34,048,441

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		56,284
(Cost $55,670)
TOTAL — ARGENTINA (Cost $19,065,013)			34,104,725

PHILIPPINES — (1.9%)
COMMON STOCKS — (1.9%)
	Aboitiz Equity Ventures, Inc.	5,782,000	481,216
	Alaska Milk Corp.	7,953,000	567,344
*	Alsons Consolidated Resources, Inc.	16,904,000	185,520
	Bacnotan Consolidated Industries, Inc.	1,696,970	667,365
*	Belle Corp.	30,800,000	957,747
*	Cebu Holdings, Inc.	7,763,250	134,902
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,611,579
*	Equitable PCI Bank, Inc.	2,841,900	2,521,166
*	Fil-Estate Land, Inc.	3,196,340	45,604
*	Filinvest Development Corp.	5,283,500	144,965
*	Filinvest Land, Inc.	151,904,100	5,001,415
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	9,576
	Keppel Philippines Marine, Inc.	9,725,165	96,060
*	Kuok Philippine Properties, Inc.	4,300,000	22,023
*	Megaworld Properties & Holdings, Inc.	179,870,000	5,593,177
	Metro Bank and Trust Co.	349,020	239,405
*	Mondragon International Philippines, Inc.	2,464,000	5,634

	Petron Corp.	15,160,000	1,095,336
*	Philippine National Bank	3,619,900	2,118,837
*	Philippine National Construction Corp.	398,900	31,010
*	Philippine Realty & Holdings Corp.	20,930,000	114,853
	Philippine Savings Bank	1,095,390	661,201
*	Prime Orion Philippines, Inc.	14,400,000	102,725
*	RFM Corp.	2,488,200	42,327
	Robinson’s Land Corp. Series B	16,019,000	842,411
	Security Bank Corp.	2,713,200	1,563,304
	SM Development Corp.	21,996,400	764,462
*	Solid Group, Inc.	19,668,000	212,258
	Soriano (A.) Corp.	20,195,000	731,408
	Union Bank of the Philippines	547,400	285,365
	Universal Robina Corp.	16,140,300	2,952,314
*	Urban Bank, Inc.	14,950	246

TOTAL — PHILIPPINES (Cost $28,352,717)			31,802,755

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		445
(Cost $284)

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (1.1%)

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $19,219,000 FNMA Notes 2.95%, 11/14/07, valued at $19,339,119) to be repurchased at $19,054,254	$19,053	19,053,000
(Cost $19,053,000)

TOTAL INVESTMENTS — (100.0%) (Cost $1,033,888,627)††			$1,703,603,629

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,034,773,354.

Security Valuation

Securities held by Dimensional Emerging Markets Value Fund Inc. (the “Fund”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrates that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the Fund monitors the operation of the method used to fair value price the Fund’s foreign investments.

ITEM 2.          CONTROLS AND PROCEDURES.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

(a)               Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President, Chief Executive Officer and Chief Investment Officer

Date:	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer Dimensional Emerging Markets Value Fund Inc.

Date:	April 25, 2005

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	April 25, 2005